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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:

                                               -----------



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This Amendment (Check only one.): [   ] is a restatement.

                                  [   ] adds new holdings entries.

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Institutional Investment Manager Filing this Report:



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Name:    Joseph Stilwell

Address: 26 Broadway, 23rd Floor

         New York, NY 10004

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Form 13F File Number: 028-12231



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



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Name:  Joseph Stilwell

Title:

       ---------------

Phone: 212-269-5800

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Signature, Place, and Date of Signing:



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    /s/ Joseph Stilwell       New York, NY    February 8, 2010

----------------------------- --------------- ----------------

        [Signature]             [City, State]        [Date]

Report Type (Check only one):

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[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)





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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE



Report Summary:





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Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 49

Form 13 Information Table Value Total:  $83,015

                                        (thousands)

List of Other Included Managers:

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Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.



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No. Form 13F File Name

    Number

 1  028-12466     Stilwell Value LLC (1)

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(1) Joseph Stilwell is the managing member of Stilwell Value LLC. Stilwell

Value LLC is the general partner of Stilwell Associates, L.P., Stilwell Value

Partners I, L.P., Stilwell Value Partners II, L.P., Stilwell Value Partners

III, L.P., Stilwell Value Partners IV, L.P., Stilwell Value Partners V, L.P.,

and Stilwell Value Partners VI, L.P. (together the "Value Funds"). Joseph

Stilwell is also the general partner of Stilwell Partners L.P. ("SPLP"), the managing member of Stilwell Advisors LLC, which is the general partner of

Stilwell Associates Insurance Fund of the S.A.L.I. Multi-Series Fund L.P.

("S.A.L.I."), and the managing member of Stilwell Management LLC, the manager of Stilwell Offshore Fund Ltd. ("Offshore" and, together with the Value Funds,

SPLP and S.A.L.I., the "Funds"). The securities reported in this Form 13F are held by one or more of the Funds. None of the Value Funds, SPLP, S.A.L.I. or

Offshore individually maintains investment discretion over $100 million, but

Stilwell Value LLC, by virtue of its general partnership interest in each of the Value Funds, has such discretion.



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

                                                                                              VOTING AUTHORITY

                             TITLE                                                  OTHER

                               OF            VALUE    SHARES/   SH/ PUT/ INVESTMENT MANA-

NAME OF ISSUER               CLASS   CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION  GER     SOLE  SHARED NONE

--------------               -----   -----   -------- -------   --- ---- ---------- -----    ----  ------ ----

ABINGTON BANCORP INC          COM  00350L109      271    39,400 SH         DEFINED           39,400

ALLIANCE BANCORP INC OF PA    COM  018921106      118    14,000 SH         DEFINED           14,000

ALLIANCE BANCORP INC OF PA    COM  018921106    3,260   388,098 SH         DEFINED     1    388,098

AMERICAN PHYSICIANS CAPITAL

INC                           COM  028884104   33,836 1,115,966 SH         DEFINED     1  1,115,966

AMERICAN PHYSICIANS CAPITAL

INC                           COM  028884104    2,304    75,998 SH         DEFINED           75,998

ATLANTIC COAST FEDERAL

CORP                          COM  048425102       26    17,393 SH         DEFINED           17,393

BANK MUTUAL CORP              COM  063750103      139    20,000 SH         DEFINED           20,000

BCSB BANCORP INC              COM  055367106      179    20,000 SH         DEFINED           20,000

BENEFICIAL MUTUAL BANCORP

INC                           COM  08173R104      241    24,460 SH         DEFINED           24,460

CENTRAL BANCORP INC MA        COM  152418109       58     7,000 SH         DEFINED            7,000

CENTRAL BANCORP INC MA        COM  152418109    1,203   144,947 SH         DEFINED     1    144,947

CLIFTON SAVINGS BANCORP

INC                           COM  18712Q103       98    10,480 SH         DEFINED           10,480

CMS BANCORP INC               COM  12600U102      102    15,000 SH         DEFINED           15,000

ESSA BANCORP INC              COM  29667D104      410    35,000 SH         DEFINED           35,000

FIRST FINANCIAL NORTHWEST

INC                           COM  32022K102      164    25,000 SH         DEFINED           25,000

FIRST KEYSTONE FINANCIAL INC  COM  320655103      972    82,390 SH         DEFINED     1     82,390

FIRST KEYSTONE FINANCIAL INC  COM  320655103       71     6,000 SH         DEFINED            6,000

FIRST PACTRUST BANCORP INC    COM  33589V101      558   106,219 SH         DEFINED     1    106,219

FIRST PACTRUST BANCORP INC    COM  33589V101      177    33,000 SH         DEFINED           33,000

FIRST SAVINGS FINANCIAL

GROUP INC                     COM  33621E109      855    82,969 SH         DEFINED     1     82,969

FIRST SAVINGS FINANCIAL

GROUP INC                     COM  33621E109      205    20,000 SH         DEFINED           20,000

FOX CHASE BANCORP             COM  35137P106      143    15,000 SH         DEFINED           15,000

HAMPDEN BANCORP INC           COM  40867E107      213    20,000 SH         DEFINED           20,000

KINGSWAY FINL SVCS INC        COM  496904103    8,114 4,638,000 SH         DEFINED     1  4,638,000

KINGSWAY FINL SVCS INC        COM  496904103      502   287,000 SH         DEFINED          287,000

MALVERN FEDERAL BANCORP

INC                           COM  561410101    5,148   536,800 SH         DEFINED     1    536,800

MALVERN FEDERAL BANCORP

INC                           COM  561410101      374    39,000 SH         DEFINED           39,000

MERIDIAN INTERSTATE

BANCORP INC                   COM  58964Q104      696    80,000 SH         DEFINED           80,000

MSB FINANCIAL CORP            COM  55352P102    1,072   135,072 SH         DEFINED     1    135,072

MSB FINANCIAL CORP            COM  55352P102       58     7,367 SH         DEFINED            7,367

MUTUALFIRST FINANCIAL INC     COM  62845B104      102    17,000 SH         DEFINED           17,000

MUTUALFIRST FINANCIAL INC     COM  62845B104    1,113   192,500 SH         DEFINED     1    192,500

NAUGATUCK VALLEY FINL CORP    COM  639067107       80    13,975 SH         DEFINED           13,975

NEWPORT BANCORP INC           COM  651754103      184    15,000 SH         DEFINED           15,000

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

                                                                                           VOTING AUTHORITY

                          TITLE                                                  OTHER

                           OF              VALUE   SHARES/   SH/ PUT/ INVESTMENT MANA-

NAME OF ISSUER            CLASS   CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION  GER     SOLE  SHARED NONE

--------------            -----   -----   -------- -------   --- ---- ---------- -----    ----  ------ ----

NORTHEAST COMMUNITY

BANCORP INC                COM  664112109       66    10,000 SH         DEFINED           10,000

NORTHEAST COMMUNITY

BANCORP INC                COM  664112109    7,035 1,070,800 SH         DEFINED     1  1,070,800

OSAGE BANCSHARES INC       COM  68764U106      544    55,245 SH         DEFINED     1     55,245

OSAGE BANCSHARES INC       COM  68764U106      999   100,000 SH         DEFINED          100,000

PENN MILLERS HOLDING CORP  COM  707561106      110    10,000 SH         DEFINED           10,000

PROVIDENT FINANCIAL

HOLDINGS INC               COM  743868101      973   352,700 SH         DEFINED     1    352,700

PRUDENTIAL BANCORP INC PA  COM  744319104    5,540   581,985 SH         DEFINED     1    581,985

ROMA FINANCIAL CORP        COM  77581P109      618    50,000 SH         DEFINED           50,000

SOUTHERN CONNECTICUT

BANCORP INC                COM  84264A102      255    86,386 SH         DEFINED     1     86,386

TECHE HOLDING CO           COM  878330109    1,188    37,452 SH         DEFINED     1     37,452

TF FINANCIAL CORP          COM  872391107    1,542    81,282 SH         DEFINED     1     81,282

TF FINANCIAL CORP          COM  872391107      123     6,500 SH         DEFINED            6,500

TFS FINL CORP              COM  87240R107      607    50,000 SH         DEFINED           50,000

WAYNE SAVINGS BANCSHARES

INC                        COM  94624Q101      108    18,600 SH         DEFINED     1     18,600

WAYNE SAVINGS BANCSHARES

INC                        COM  94624Q101      261    45,000 SH         DEFINED           45,000

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